Mineral Property, Plant and Equipment (Schedule of Mineral Property, Plant, and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 433,548	$ 395,205
Additions	34,702	41,797
Disposals	(867)
Changes to environmental rehabilitation provision (Note 6)	(9,912)	(3,478)
Asset Impairment	(47,168)
Amortization and Depreciation	(171)	(187)
Ending Balance	410,132	433,548
Gross Carrying Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	434,712
Additions
Ending Balance	458,455	434,712
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,164)
Additions
Ending Balance	(48,323)	(1,164)
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	433,347	395,115
Additions	33,956	41,710
Disposals	(867)
Changes to environmental rehabilitation provision (Note 6)	(9,912)	(3,478)
Asset Impairment	(47,168)
Amortization and Depreciation
Ending Balance	409,356	433,347
Mineral Property [Member] | Gross Carrying Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	433,347
Ending Balance	456,524	433,347
Mineral Property [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance
Additions
Ending Balance	(47,168)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	201	301
Additions	746	87
Disposals
Changes to environmental rehabilitation provision (Note 6)
Asset Impairment
Amortization and Depreciation	(171)	(187)
Ending Balance	776	201
Plant and Equipment [Member] | Gross Carrying Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,365
Ending Balance	1,931	1,365
Plant and Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,164)
Additions
Ending Balance	$ (1,155)	$ (1,164)